Component of Changes in OCI, net of Taxes (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Unrecognized postretirement benefit obligation, current period OCI	$ 26	$ 20
Unrecognized postretirement benefit obligation, current period OCI, tax	13	11
Foreign currency translation and other adjustments, current period OCI, tax	$ 52	$ 48